10 Accounts Receivables - Concessions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	R$ 2,617,638	R$ 2,550,691
Accounts receivable related to the concession, current	58,842	53,177
Accounts receivable related to the concession, noncurrent	2,558,796	2,497,514
Power Distribution Service Concession [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	836,818	783,023
Piped Gas Distribution Service Concession [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	324,385	322,259
Bonus From The Grant Of Concession Agreements Under The Quota System [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	647,984	625,772
Remeasurement Of RBSE Financial Assets [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	739,269	753,826
Generation Concession Agreements [Member]
Accounts Receivable Concessions [Line Items]
Accounts receivable related to the concession	R$ 69,182	R$ 65,811